U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type

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1.       Name and address of issuer:

         Phoenix Multi-Portfolio Fund
         101 Munson Street
         Greenfield, MA 01301
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2.       Name of each series or class of funds for which this notice is filed:

         Phoenix Tax-Exempt Bond Portfolio Class A Shares Phoenix Tax-Exempt Bond Portfolio Class B Shares Phoenix Capital Appreciation Portfolio Class A Shares Phoenix Capital Appreciation Portfolio Class B Shares Phoenix International Portfolio Class A Shares
         Phoenix International Portfolio Class B Shares
         Phoenix Real Estate Securities Portfolio Class A Shares Phoenix Real Estate Securities Portfolio Class B Shares Phoenix Emerging Markets Bond Portfolio Class A Shares Phoenix Emerging Markets Bond Portfolio Class B Shares Phoenix Endowment Equity Portfolio
         Phoenix Endowment Fixed-Income Portfolio
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3.       Investment Company Act File Number:   811-5436


         Securities Act File Number:        33-19423
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4.       Last day of fiscal year for which this notice is filed:
         November 30, 1995


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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [  ]
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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:   None

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8.       Number and amount of securities registered during the fiscal year
         other than pursuant to rule 24f-2:   None


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9.       Number and aggregate sale price of securities sold during the
         fiscal year:   18,703,929 shares  $261,161,531


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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                        16,181,962 shares  $226,891,272


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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                        2,521,967 shares  $34,270,259


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12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
                  (from Item 10):                            $226,891,272

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                            + 34,270,259

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):     287,538,414

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to rule
                  24e-2 (if applicable):                     +___________

         (v)      Net aggregate price of securities sold and
                  issued during the fiscal year in reliance on
                  rule 24f-2 [line (i), plus line (ii), less line
                  (iii), plus line (iv) (if applicable):      (26,376,883)

         (vi)     Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other applicable
                  law or regulation (see Instruction C.6):   x___________

         (vii)    Fee due [line (i) or line (v) multiplied
                  by line (vi)]                                        $0

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                  only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         [  ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ Richard J. Wirth
                                    ____________________

                                    Richard J. Wirth, Assistant Secretary
                                    Phoenix Multi-Portfolio Fund
         Date  1/25/96
         *Please print the name and title of the signing officer below the signature.
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

                                            January 25, 1996



Board of Trustees
Phoenix Multi-Portfolio Fund
101 Munson Street
Greenfield, MA  01301

RE:      Registration Statement No. 33-19423

Gentlemen:

         I have served as counsel to the Phoenix Multi-Portfolio Fund in connection with the registration on Form N-1A of an indefinite number of its shares of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 16,181,962 such shares sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended November 30, 1995 (the "Shares").

         Based on my review of the relevant materials, it is my opinion that the Shares are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.

                                            Very truly yours,


                                            /s/ Richard J. Wirth
                                            Richard J. Wirth

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